Financial Instruments (Details 2) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 16, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 17, 2014	Apr. 29, 2013
Key inputs used in investor option liability valuation
Fair value per ordinary share of Weibo (in dollars per share)			$ 49.40	$ 37.41
Gain (loss) recognized as subsequent change in fair value of investor option liability				$ (46,972,000)	$ 21,064,000
Impairment charge related to investment			$ 6,609,000	17,960,000	6,134,000
Other-than-temporarily impairment related to the available-for-sale investments			$ 0	2,600,000	0
Goodwill impairment				14,526,000
Alibaba
Key inputs used in investor option liability valuation
Investor option liability	$ 76,500,000						$ 50,600,000
Gain (loss) recognized as subsequent change in fair value of investor option liability	$ (47,000,000)			$ (47,000,000)	$ 21,100,000
Weibo
Key inputs used in investor option liability valuation
Fair value per ordinary share of Weibo (in dollars per share)			$ 19.50	$ 14.24
Financial instruments measured on a recurring basis | Investor option liability
Key inputs used in investor option liability valuation
Expected dividend yield (as a percent)					0.00%
Risk-free interest rate (as a percent)					0.30%
Expected volatility (as a percent)					53.00%
Expected life (in years)					1 year 4 months 24 days
Investor option liability						$ 76,500,000	$ 50,600,000
Gain (loss) recognized as subsequent change in fair value of investor option liability				$ (47,000,000)	$ 21,100,000
Financial instruments measured on a recurring basis | Investor option liability | Alibaba
Key inputs used in investor option liability valuation
Minimum percentage of shares sold (as a percent)					25.00%
Financial instruments measured on a recurring basis | Investor option liability | Weibo
Key inputs used in investor option liability valuation
Fair value per ordinary share of Weibo (in dollars per share)					$ 14.10
Non-recurring
Key inputs used in investor option liability valuation
Other-than-temporarily impairment related to the available-for-sale investments			$ 0		$ 0
Goodwill impairment		$ 14,500,000	0		0
Non-recurring | GOMO
Key inputs used in investor option liability valuation
Other-than-temporarily impairment related to the available-for-sale investments				2,600,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Impairment charge related to investment			$ 6,600,000	$ 15,300,000	$ 6,100,000